Blazzard, Grodd & Hasenauer, P.C.
943 Post Road East
Westport, CT 06880
(203) 226-7866


VIA EDGAR


May 22, 2002


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, DC 20549

Re:  The Sage Variable Annuity Account A
     File No. 333-62832
     ------------------------------------

Ladies and Gentlemen:

Pursuant to Securities Act Rule 497(j), we hereby certify that the Statement of Additional Information dated May 10, 2002, which would have been filed under Rule 497(c) does not differ from the Statement of Additional Information contained in the most recent Pre-Effective Amendment, which Amendment has been filed electronically.

Please contact the undersigned with any questions or comments you may have concerning the enclosed.

Sincerely,

BLAZZARD, GRODD & HASENAUER, P.C.


By: /s/LYNN KORMAN STONE
    ------------------------------
       Lynn Korman Stone